Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Consolidated Balance Sheets [Abstract]
Allowance for loan losses	$ 7,634	$ 6,463
Common Stock, Par or Stated Value Per Share	$ 0.10	$ 0.10
Common Stock, Shares Authorized	10,000,000	10,000,000
Common Stock, Shares, Issued	6,256,063	4,164,723
Treasury Stock, Shares	2,608	4,509